PORTFOLIO 21










                                   PROSPECTUS

                                  JUNE 28, 1999,
                           AS AMENDED AUGUST 17, 1999

                                  PORTFOLIO 21,
                  A SERIES OF PROFESSIONALLY MANAGED PORTFOLIOS


     Portfolio 21 is a growth stock mutual fund. The Fund seeks to provide investors with long-term growth of capital.

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION DOES NOT APPROVE OR DISAPPROVE OF THESE SHARES OR DETERMINE WHETHER THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. IT IS A CRIMINAL OFFENSE FOR ANYONE TO INFORM YOU OTHERWISE.



                  THE DATE OF THIS PROSPECTUS IS JUNE 28, 1999,
                           AS AMENDED AUGUST 17, 1999


THE FUND IS CURRENTLY NOT AVAILABLE FOR INVESTMENT, BUT WILL OPEN TO NEW SHAREHOLDERS ON SEPTEMBER 21, 1999

Do not send money prior to September 21, 1999
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                                TABLE OF CONTENTS

An Overview of the Portfolio................................................   3
Fees and Expenses...........................................................   4
Investment Objective and Principal Investment Strategies....................   5
Principal Risks of Investing in the Portfolio...............................   6
Investment Advisor..........................................................   7
Shareholder Information.....................................................   7
Pricing of Portfolio Shares.................................................  11
Dividends and Distributions.................................................  11
Tax Consequences............................................................  12

2
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                          AN OVERVIEW OF THE PORTFOLIO

PORTFOLIO 21'S INVESTMENT GOAL

The Portfolio seeks long-term growth of capital.

PORTFOLIO 21'S PRINCIPAL INVESTMENT STRATEGIES

The Portfolio will primarily invest in common stocks of domestic and foreign companies of any size market capitalization that satisfy certain environmental responsibility criteria. Such companies must also exhibit certain financial characteristics that indicate positive prospects for long-term earnings growth. Portfolio 21 refers to the 21st century and the forward thinking that will be required to sustain us in the new century. In selecting investments the Advisor will concentrate on those companies that have made a commitment to environmental sustainability and have demonstrated this commitment through their business strategies, practices and investments. The Advisor employs a "bottom-up" approach to stock selection.

PRINCIPAL RISKS OF INVESTING IN PORTFOLIO 21

There is the risk that you could lose money on your investment in the Portfolio. The following risks could affect the value of your investment:

     *    The stock market goes down
     * Interest rates go up which can result in a decline in the equity market o Growth stocks fall out of favor with the stock market
     * Stocks held by the Portfolio may not increase their earnings at the rate anticipated
     * Securities of smaller-capitalization companies involve greater risk than investing larger-capitalization companies
     * Adverse developments occur in foreign markets. Foreign investments involve greater risk.
     * The Portfolio's environmental policy could cause it to make or avoid investments that could result in the Portfolio underperforming similar funds that do not have an environmental policy.

WHO MAY WANT TO INVEST IN PORTFOLIO 21

The Portfolio may be appropriate for investors who:

     * Want an equity investment in companies that are environmentally responsible
     *    Are pursuing a long-term goal such as retirement
     * Want to add an investment with growth potential to diversify their investment portfolio
     * Are willing to accept higher short-term risk along with higher potential for long-term growth

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The Portfolio may not be appropriate for investors who:

     *    Need regular income or stability of principal
     *    Are pursuing a short-term goal

                                FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases.......................   None
Maximum deferred sales charge (load)...................................   None

ANNUAL FUND OPERATING EXPENSES*
(expenses that are deducted from Portfolio assets)

Management Fees........................................................   1.00%
Other Expenses.........................................................   2.50%
                                                                         -----
Total Annual Fund Operating Expenses...................................   3.50%
Fee Reduction and/or Expense Reimbursement.............................  (2.00%)
                                                                         -----
Net Expenses...........................................................   1.50%
                                                                         -----

----------
* Other Expenses are estimated for the first fiscal year of the Portfolio. The Advisor has contractually agreed to reduce its fees and/or pay expenses of the Portfolio for a ten-year period to ensure that the Portfolio's Total Fund Annual Operating Expenses will not exceed 1.50%. If the Advisor does reduce its fees or pay Portfolio expenses, the Portfolio may reimburse the Advisor in future years. The Trustees may terminate this expense reimbursement arrangement at any time.

EXAMPLE

This Example is intended to help you compare the costs of investing in shares of the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, under the assumptions, your costs would be:

      One Year.......................................  $153
      Three Years....................................  $474

4
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            INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     The Portfolio's investment goal is long-term growth of capital.

     The Portfolio will concentrate its investments in stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Portfolio may invest in domestic as well as foreign securities, including American Depositary Receipts ("ADRs").

     The Portfolio will concentrate its investments in companies that have made a commitment to environmental sustainability and have demonstrated this commitment through their business strategies, practices and investments. The Advisor believes the essence of environmental sustainability is the acknowledgment of the limits of nature and society's dependence on nature. The Advisor's investment perspective recognizes the fundamental challenge we face: meeting human needs without undermining nature's ability to support our economy in the future. Some of these companies are changing the landscape of the industry they are in or are forcing others in their industry to catch up. Others have product lines that are ecologically superior to their competition. Still others are developing vitally needed technologies that will provide cleaner energy sources for the future.

     Companies selected for consideration must display some or all of the following qualities:

     *    Corporate   leadership  that  has  made  an  explicit   commitment  to
          sustainable practices and has allocated significant resources to achieve these goals
     * Earnings improvements that are derived from the efficient use and reuse of resources
     *    Ecologically superior product lines
     *    Investments in renewable energy
     *    Innovative transportation and distribution strategies
     * Fair and efficient use of resources with respect to meeting human needs

     The Advisor focuses on individual companies that meet their environmental sustainability criteria. The Advisor then consider's the company's standing relative to its competition in such areas as the ecological impact of its products and services, investments in sustainable technologies and processes, resource efficiency, waste and pollution intensity and environmental management. Companies that meet these criteria are investigated further through a review of their financial and environmental statements, third party research and personal contact with company representatives.

     In addition to the environmental sustainability criteria, a company selected for the Portfolio must exhibit certain financial characteristics that indicate positive prospects for long-term earnings growth. These include some or all of the following:

     *    rising trends in revenues and earnings
     *    sound balance sheet
     *    increasing profit margins
     *    evolving product lines

     The actual selection process is a bottom-up approach. This means that the Advisor will concentrate on the specific characteristics of each company and then qualify the company using financial and environmental criteria appropriate to their industry groups.

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     On an ongoing basis,  all companies are reviewed to confirm their continued
commitment to sustainability. Decisions to sell a security will be made when one or both of the following occurs:

     *    The company no longer meets the environmental sustainability criteria
     *    The company no longer meets minimum financial standards

     Under normal market conditions, the Portfolio will stay fully invested in stocks. However, the Portfolio may temporarily depart from its principal investment strategies by making short-term investments in cash equivalents in response to adverse market, economic or political conditions. This may result in the Portfolio not achieving its investment objective.

     In keeping with its investment approach, the Advisor does not anticipate frequent buying and selling of securities. This means that the Portfolio should have a low rate of portfolio turnover and the potential to be a tax efficient investment. This should result in the realization and distribution to shareholders of lower capital gains, which would be considered tax efficient. The anticipated lack of frequent trading also leads to lower transaction costs, which could help to improve performance.

                  PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

     The principal risks of investing in the Portfolio that may adversely affect the Portfolio's net asset value or total return are summarized above in "Principal Risks of Investing in Portfolio 21." These risks are discussed in more detail below.

     MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

     SMALLER AND NEWER COMPANIES RISK. Investing in securities of smaller and newer companies may involve greater risk than investing in larger companies because they can be subject to more abrupt or erratic share price changes than larger companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of these companies may have limited market liquidity and their prices may be more volatile.

     FOREIGN SECURITIES RISK. The risk of investing in the securities of foreign companies is greater than the risk of investing in domestic companies. Some of these risks include: (1) unfavorable changes in currency exchange rates; (2) economic and political instability; (3) less publicly available information; (4) less strict auditing and financial reporting requirements; (5) less governmental supervision and regulation of securities markets; (6) higher transaction costs;
(7) potential adverse effects of the euro conversion; and (8) greater possibility of not being able to sell securities on a timely basis.

     ENVIRONMENTAL SUSTAINABILITY POLICY RISK. The Portfolio's environmental sustainability policy could cause it to underperform similar funds that do not have such a policy. Among the reasons for this are (a) growth stocks that meet the Portfolio's environmental sustainability criteria could underperform those stocks that do not meet this criteria; and (b) a company's environmental policies could cause the Portfolio to sell or not purchase stocks that subsequently perform well.

6
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     YEAR 2000 RISK. The risk that the Portfolio could be adversely  affected if the computer systems used by the Advisor and other service providers do not properly process and calculate dates beginning January 1, 2000. This is commonly known as the "Year 2000 Problem." This situation may negatively affect the companies in which the Portfolio invests and by extension the value of the Portfolio's shares. Although the Portfolio's service providers are taking steps to address this issue, there may still be some risk of adverse effects.

                               INVESTMENT ADVISOR

     Progressive Investment Management Corporation is the investment advisor to the Portfolio. The investment advisor's address is 2435 SW Fifth Avenue, Portland, OR 97201. The investment advisor, which was established in 1987, provides socially responsible investment management services to individual and institutional investors and manages assets of approximately $140 million. The investment advisor provides advice on buying and selling securities. The investment advisor also furnishes the Portfolio with office space and certain administrative services and provides most of the personnel needed by the Portfolio. For its services, the Portfolio pays the investment advisor a monthly management fee based upon the average daily net assets of the Portfolio at the rate of 1.00% annually.

     The Portfolio will be managed by a committee of investment professionals associated with the Advisor.

PORTFOLIO EXPENSES

     The Portfolio is responsible for its own operating expenses. The Advisor has contractually agreed to reduce its fees and/or pay expenses of the Portfolio to ensure that the Portfolio's aggregate annual operating expenses (excluding interest and tax expenses) will not exceed 1.50% of the Portfolio's average daily net assets. Any reduction in advisory fees or payment of expenses made by the Advisor are subject to reimbursement by the Portfolio if requested by the Advisor in subsequent fiscal years. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Portfolio toward operating expenses for such fiscal year (taking into account the reimbursements) does not exceed the applicable limitation on Portfolio expenses. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. (After startup, the Portfolio is permitted to look for longer periods of four and five years.) Any such reimbursement will be reviewed by the Trustees. The Portfolio must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.

                             SHAREHOLDER INFORMATION

HOW TO BUY SHARES

     There are several ways to purchase shares of the Portfolio. An Application Form, which accompanies this Prospectus, is used if you send money directly to the Portfolio by mail or by wire. If you have questions about how to invest, or about how to complete the Application Form, please call 1-800-282-2340. To open an account by wire or to open a retirement account, call 1-800-282- 2340 for instructions. You may also buy shares of the Portfolio through your financial representative. After your account is open, you may add to it at any time. The Portfolio reserves the right to reject any purchase in whole or in part.

     You may buy and sell shares of the Portfolio through certain brokers (and their agents) that have made arrangements with the Portfolio to sell its shares. When you place your order with such a broker or its authorized agent, your order

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is treated as if you had placed it directly with the Portfolio's Transfer Agent, and you will pay or receive the next price calculated by the Portfolio. The broker (or agent) holds your shares in an omnibus account in the broker's (or agent's) name, and the broker (or agent) maintains your individual ownership records. The Advisor may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Portfolio's prospectus.

     You may open a Portfolio account with $5,000 and add to your account at any time with $100 or more. You may open a retirement account with $1,000 and add to your account at any time with $100 or more. Automatic investment plans allow you to open a Fund account with $1,000 and add to your account with $100 or more. The minimum investment requirements may be waived from time to time by the Portfolio.

     BY MAIL. You may make an investment in the Portfolio by mail. All purchases by check should be in U.S. dollars. Third party checks and cash will not be accepted. If you wish to invest by mail, simply complete the Application Form and mail it with a check (made payable to "Portfolio 21") to the Portfolio at the following address:

     Portfolio 21
     c/o American Data Services, Inc.
     P.O. Box 5536
     Hauppauge, NY 11788-0132

     If you are making a subsequent purchase, a stub is attached to the account statement you will receive after each transaction. Detach the stub from the statement and mail it together with a check made payable to "Portfolio 21" in the envelope provided with your statement to the address noted above. Your account number should be written on the check.

     BY OVERNIGHT DELIVERY. If you wish to send your Application Form and check via an overnight delivery service (such as FedEx), delivery cannot be made to a post office. In that case, you should use the following address:

     Portfolio 21
     c/o American Data Services, Inc.
     150 Motor Parkway
     Suite 109
     Hauppauge, NY 11788

     BY WIRE. If you are making an initial investment in the Portfolio, before you wire funds you should call the Transfer Agent at 1-800-282-2340 to advise them that you are making an investment by wire. The Transfer agent will give you your account number. The Transfer Agent will ask for your name and the dollar amount you are investing. You will then receive your account number and an order confirmation number. You should then complete the Fund Account Application included with this Prospectus. Include the date and the order confirmation number on the Account Application and mail the completed Account Application to the address at the top of the Account Application. Your bank should transmit immediately available funds by wire in your name to:

8
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     UMB Bank, n.a.
     ABA Routing Number: 101000695
     for credit to Portfolio 21
     DDA # 9870912554
     for further credit to [your name and account number]

Your bank may charge you a fee for sending a wire to the Portfolio

     If you are making a subsequent purchase, your bank should wire funds as indicated above. Before each wire purchase, you should be sure to notify the Transfer Agent. IT IS ESSENTIAL THAT YOUR BANK INCLUDE COMPLETE INFORMATION ABOUT YOUR ACCOUNT IN ALL WIRE INSTRUCTIONS. If you have questions about how to invest by wire, you may call the Transfer Agent. Your bank may charge you a fee for sending a wire to the Portfolio.

     AUTOMATIC INVESTMENT PLAN. You may make regular investments through automatic periodic deductions from your bank checking or savings account. Under this Plan, after your initial investment, you authorize the Portfolio to withdraw from your personal checking or savings account each month an amount that you wish to investment which must be at least $100. If you wish to invest on a periodic basis, when opening your Portfolio account complete the Automatic Investment Plan section of the Account Application Form and mail it to the Portfolio at the address listed above. Current shareholders may choose at any time to enroll in the Automatic Investment Plan. Call 1-800-282-2340 for instructions. The Portfolio may terminate or modify this privilege at any time. You may terminate your participation in the Plan at any time by notifying the Transfer Agent in writing. Your termination letter must be received by the Transfer Agent sufficiently in advance of the next scheduled withdrawal.

     RETIREMENT PLANS. The Portfolio offers an Individual Retirement Account ("IRA") plan. You may obtain information about opening an IRA account by calling 1-800-282-2340. If you wish to open another type of retirement plan, please contact your securities dealer.

HOW TO SELL SHARES

     You may sell (redeem) your Portfolio shares on any day the Portfolio and the New York Stock Exchange ("NYSE") are open for business either directly to the Portfolio or through your investment representative.

     BY MAIL. You may redeem your shares by simply sending a written request to the Transfer Agent. You should give your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholders whose names appear in the account registration. Call the Transfer Agent for details. You should send your redemption request to:

     Portfolio 21
     c/o American Data Services, Inc.
     P.O. Box 5536
     Hauppauge, NY 11788-0132

     To protect the Portfolio and its shareholders, a signature guarantee is required for all written redemption requests over $100,000. Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution."

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These include banks,  broker-dealers,  credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.

     BY TELEPHONE. If you complete the Redemption by Telephone portion of the Account Application, you may redeem all or some of your shares by calling the Transfer Agent at 1-800-282-2340 before the close of trading on the NYSE. This is normally 4:00 p.m., Eastern time. Redemption proceeds will be mailed on the next business day to the address that appears on the Transfer Agent's records. If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the Account Application. The minimum amount that may be wired is $1,000. Wire charges, if any, will be deducted from your redemption proceeds. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request. If you have a retirement account, you may not redeem shares by telephone.

     When you establish telephone privileges, you are authorizing the Portfolio and its Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Application. Such persons may request that the shares in your account be redeemed. Redemption proceeds will be mailed to the address of record on your account or transferred to the bank account you have designated on your Account Application.

     Before executing an instruction received by telephone, the Portfolio and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures will include recording the telephone call and asking the caller for a form of personal identification. If the Portfolio and the Transfer Agent follow these reasonable procedures, they will not be liable for any loss, expense, or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Portfolio may change, modify or terminate these privileges at any time upon at least 60 days' notice to shareholders.

     You may request telephone redemption privileges after your account is opened by calling the Transfer Agent at 1-800-282-2340 for instructions.

     You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

     Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form. If you made your initial investment by wire, payment of your redemption proceeds for those shares will not be made until one business day after your completed Account Application is received by the Portfolio. If you did not purchase your shares with a certified check or wire, the Portfolio may delay payment of your redemption proceeds for 15 days from the date of purchase or until your check has cleared, whichever occurs first.

     The Portfolio may redeem the shares in your account if the value of your account is less than $1,000 as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $1,000 before the Portfolio makes an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $1,000 before the Portfolio takes any action.

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     The Portfolio has the right to pay  redemption  proceeds to you in whole or in part by a distribution of securities from the Portfolio's holdings. It is not expected that the Portfolio would do so except in unusual circumstances.

     AUTOMATIC WITHDRAWAL PROGRAM. As another convenience, you may redeem your Portfolio shares through the Automatic Withdrawal Program. If you elect this method of redemption, the Portfolio will send you a check in a minimum amount of $100. You may choose to receive a check each month or calendar quarter. Your Portfolio account must have a value of at least $10,000 in order to participate in this Program. This Program may be terminated at any time by the Portfolio. You may also elect to terminate your participation in this Program at any time by writing to the Transfer Agent at:

     Portfolio 21
     c/o American Data Services, Inc.
     P.O. Box 5536
     Hauppauge, NY 11788-0132

                           PRICING OF PORTFOLIO SHARES

     The price of the Portfolio's shares is based on the Portfolio's net asset value. This is done by dividing the Portfolio's assets, minus its liabilities, by the number of shares outstanding. The Portfolio's assets are the market value of securities held in its portfolio, plus any cash and other assets. The Portfolio's liabilities are fees and expenses owed by the Portfolio. The number of Portfolio shares outstanding is the amount of shares which have been issued to shareholders. The price you will pay to buy Portfolio shares or the amount you will receive when you sell your Portfolio shares is based on the net asset value next calculated after your order is received by the Transfer Agent with complete information and meeting all the requirements discussed in this Prospectus.

     The net asset value of Portfolio shares is determined as of the close of regular trading on the NYSE. This is normally 4:00 p.m., Eastern time. Portfolio shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays).

                           DIVIDENDS AND DISTRIBUTIONS

     The Portfolio will make distributions of dividends and capital gains, if any, annually, usually on or about December 31 of each year. Because of its investment strategies, the Portfolio expects that its distributions will primarily consist of capital gains.

     You can choose from three distribution options: (i) reinvest all distributions in additional Portfolio shares; (2) receive distributions from net invest income in cash or by automatic clearing house to a pre-designated bank account while reinvesting capital gain distributions in additional Portfolio shares; or (3) receive all distributions in cash or by automatic clearing house. Call the Transfer Agent at (800) 282-2340 for wire instructions. If you wish to change your distribution option, write to the Transfer Agent at Portfolio 21, c/o American Data Services, Inc., P.O. Box 5536, Hauppauge, NY 11788-0132, before payment of the distribution. If you do not select an option when you open your account, all distributions will be reinvested in Portfolio shares. You will receive a statement confirming reinvestment of distributions in additional Portfolio shares promptly following the quarter in which the reinvestment occurs.

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TAX CONSEQUENCES

     The Portfolio intends to make distributions of dividends and capital gains. Dividends are taxable to you as ordinary income. The rate you pay on capital gain distributions will depend on how long the Portfolio held the securities that generated the gains, not on how long you owned your Portfolio shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Portfolio shares.

     If you sell your Portfolio shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

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                                  PORTFOLIO 21,
                       A SERIES OF PROFESSIONALLY MANAGED
                            PORTFOLIOS (THE "TRUST")

For investors who want more information about the Portfolio, the following document is available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Portfolio and is incorporated by reference into this Prospectus.

You can get free copies of SAI, request other information and discuss your questions about the Portfolio by contacting the Portfolio at:

                          American Data Services, Inc.
                                  P.O. Box 5536
                            Hauppauge, NY 11788-0132
                            Telephone: 1-800-282-2340

You can review and copy information about the Portfolio including the Portfolio's SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330. You can get text-only copies:

* For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-6009, or

*    For a fee, by calling 1-800-SEC-0330, or

*    Free   of   charge   from   the    Commission's    Internet    website   at
     http://www.sec.gov.


                                             (The Trust's SEC Investment Company
                                                       Act file no. is 811-5037)